Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Brazil 1.6%
Afya Ltd., Class A(a)	199,079	5,944,499
Arco Platform Ltd., Class A(a)	91,808	4,762,999
Pagseguro Digital Ltd., Class A(a)	309,354	10,050,912
Total		20,758,410
Germany 1.8%
Infineon Technologies AG	818,800	17,590,237
TeamViewer AG(a)	170,493	6,071,958
Total		23,662,195
Israel 1.3%
Mellanox Technologies Ltd.(a)	137,600	16,635,840
Japan 0.7%
Renesas Electronics Corp.(a)	1,442,400	9,074,602
Netherlands 2.0%
NXP Semiconductors NV	204,300	25,917,498
Sweden 0.4%
Telefonaktiebolaget LM Ericsson, ADR	683,100	5,369,166
United States 89.6%
Activision Blizzard, Inc.	379,894	22,216,201
Advanced Energy Industries, Inc.(a)	203,700	14,246,778
Alphabet, Inc., Class A(a)	36,675	52,547,207
Alphabet, Inc., Class C(a)	22,193	31,829,866
Apple, Inc.(b)	238,785	73,906,345
Applied Materials, Inc.	696,400	40,384,236
Arista Networks, Inc.(a)	38,685	8,639,908
Bloom Energy Corp., Class A(a)	929,900	7,327,612
Broadcom, Inc.	220,096	67,164,495
Cambium Networks Corp.(a)	374,500	2,587,795
Cerence, Inc.(a)	369,208	7,882,591
Cerence, Inc.(a)	85,603	1,827,624
Coherus Biosciences, Inc.(a)	921,000	16,614,840
CommScope Holding Co., Inc.(a)	288,800	3,519,028
Cornerstone OnDemand, Inc.(a)	94,976	5,584,589
Dell Technologies, Inc.(a)	170,300	8,305,531
Dropbox, Inc., Class A(a)	256,300	4,362,226
DXC Technology Co.	207,400	6,611,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	27,716	4,369,150
F5 Networks, Inc.(a)	61,700	7,534,804
Facebook, Inc., Class A(a)	31,300	6,319,783
Fidelity National Information Services, Inc.	142,200	20,428,452
Fiserv, Inc.(a)	123,700	14,672,057
ForeScout Technologies, Inc.(a)	176,571	5,034,039
Fortinet, Inc.(a)	276,498	31,896,809
Genpact Ltd.	205,677	9,105,321
Global Payments, Inc.	63,731	12,456,224
GoDaddy, Inc., Class A(a)	211,249	14,198,045
Inphi Corp.(a)	162,285	12,327,169
Intel Corp.	135,400	8,656,122
Juniper Networks, Inc.	100,773	2,311,733
Lam Research Corp.	336,353	100,303,828
Marvell Technology Group Ltd.(b)	1,572,232	37,796,457
Micron Technology, Inc.(a)	843,016	44,755,719
Microsoft Corp.	258,200	43,953,386
NetApp, Inc.	526,900	28,136,460
Nuance Communications, Inc.(a)	526,015	9,952,204
ON Semiconductor Corp.(a)	1,479,830	34,258,065
Oracle Corp.	343,400	18,011,330
Palo Alto Networks, Inc.(a)	93,100	21,858,018
Plantronics, Inc.	328,300	9,428,776
Qorvo, Inc.(a)	47,391	5,016,811
Rambus, Inc.(a)	175,900	2,791,533
SailPoint Technologies Holding, Inc.(a)	228,851	5,741,872
Salesforce.com, Inc.(a)	111,433	20,315,350
Sciplay Corp., Class A(a)	245,285	2,600,021
SMART Global Holdings, Inc.(a)	170,632	5,146,261
Splunk, Inc.(a)	40,561	6,297,501
Symantec Corp.	717,025	20,377,851
Synaptics, Inc.(a)	400,118	26,683,869
Synopsys, Inc.(a)	340,111	50,169,774
Teradyne, Inc.	667,786	44,067,198
TiVo Corp.	1,114,500	8,113,560
Verint Systems, Inc.(a)	141,400	8,201,200
Visa, Inc., Class A	226,300	45,026,911
Columbia Seligman Global Technology Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.(b)	554,800	36,339,400
Xperi Corp.	390,725	6,286,765
Total		1,166,498,612
Total Common Stocks (Cost $744,898,877)		1,267,916,323

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(c),(d)	46,437,934	46,437,934
Total Money Market Funds (Cost $46,434,404)		46,437,934
Total Investments in Securities (Cost $791,333,281)		1,314,354,257
Other Assets & Liabilities, Net		(12,909,864)
Net Assets		$1,301,444,393
At January 31, 2020, securities and/or cash totaling $18,627,082 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(5,880,690)	(190)	350.00	1/15/2021	(255,527)	(343,900)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(3,865,632)	(1,608)	35.00	1/15/2021	(163,950)	(109,344)
Western Digital Corp.	Deutsche Bank	USD	(5,390,650)	(823)	90.00	1/15/2021	(305,627)	(219,330)
Total							(725,104)	(672,574)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(7,957,240)	(3,310)	17.00	01/15/2021	(453,332)	(274,730)
Western Digital Corp.	Deutsche Bank	USD	(5,397,200)	(824)	40.00	01/15/2021	(261,135)	(102,588)
Total							(714,467)	(377,318)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2020.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	30,983,871	87,985,733	(72,531,670)	46,437,934	39	3,530	217,240	46,437,934
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | Quarterly Report 2020	3